UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-371-3966

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  November  9, 2000


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FILING AND
FILED SEPARATELY WITH THE COMMISSION.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      21

Form 13F Information Table Value Total:       257,581,744



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

AES 77 PUT EXP 1/2             PT                             4541   210000 SH  Put  SOLE                   210000
AES CORP                       CS               00130H105     1916    34600 SH       SOLE                    34600
AXA SA. ADR                    CS               054536107     1912    26630 SH       SOLE                    26630
COASTAL CORP                   CS               190441105    99186  1127917 SH       SOLE                  1127917
DAISEY TEK INT'L               CS               234053106     1680   249983 SH       SOLE                   249983
DELUXE                         CS               248019101     6381   252500 SH       SOLE                   252500
ELAN CORP RTS                  RT                              251   321684 SH       SOLE                   321684
GALILEO TECHNOLOGIES           CS               M47298100     4399   327400 SH       SOLE                   327400
GENERA SA ADR                  CS               368731105    11960   677720 SH       SOLE                   677720
JP MORGAN                      CS               616880100    83370   495900 SH       SOLE                   495900
LITTON INDUSTRIES              CS               538021106     9851   125187 SH       SOLE                   125187
LUMINENT INC.                  CS               55027R103      131    21700 SH       SOLE                    21700
MARVELL TECHNOLOGY             CS               G5876H105      271    12300 SH       SOLE                    12300
METHODE ELECTRONICS A          CS               591520200     1649    72700 SH       SOLE                    72700
NISOURCE SAILS WI              CS                             3702  1346066 SH       SOLE                  1346066
NORTEL NETWORKS VS CLFY        CS               656569100     2373    74012 SH       SOLE                    74012
R & B FALCON CORP              CS               74912E101    19302   841522 SH       SOLE                   841522
SEAGATE TECHNOLOGY TRA         CS                              229  2690542 SH       SOLE                  2690542
VERITAS SOFTWARE               CS               923436109     2107    24063 SH       SOLE                    24063
WILLIAMETTE IND                CS               969133107     2347    50000 SH       SOLE                    50000